Average Annual Total Returns - LVIP Delaware Wealth Builder Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 years	LVIP Delaware Wealth Builder Composite (reflects no deductions for fees, expenses or taxes) 1 year		LVIP Delaware Wealth Builder Composite (reflects no deductions for fees, expenses or taxes) 5 years		LVIP Delaware Wealth Builder Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	5.62%	6.59%	6.58%	5.36%	6.33%	6.31%	18.40%	15.22%	13.88%	14.31%	[1]	10.16%	[1]	9.12%	[1]

[1]	The LVIP Delaware Wealth Builder Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 50% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index. The LVIP Delaware Wealth Builder Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.